Equity Incentive Plans (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Equity Incentive Plans [Abstract]
Outstanding at beginning of period
Granted	1,778
Exercised
Cancelled/Forfeited	(26,500)
Outstanding at end of period	1,751
Vested during the year
Non vested at December 31, 2012	1,751,000
Outstanding at beginning of period, Weighted Average Exercise Price
Granted, Weighted Average Exercise Price	$ 10.1
Exercised, Weighted Average Exercise Price
Cancelled, Weighted Average Exercise Price	$ 10.0
Forfeited, Weighted Average Exercise Price
Outstanding at end of period, Weighted Average Exercise Price	$ 10.1
Vested during the year, Weighted Average Exercise Price
Non vested at December 31, 2012, Weighted Average Exercise Price	$ 10.1